S000071703 [Member] Investment Strategy - BATS: Series V Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
In pursuit of the investment objective, the Fund will principally invest in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions (“Municipal Obligations”), the interest of which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. Municipal Obligations in which the Fund may invest include variable rate demand notes, commercial paper, municipal bonds and municipal notes. The Fund may invest in variable and floating rate instruments, and transact in securities on a when issued, delayed delivery or forward commitment basis.
The Fund invests in securities maturing in two years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 120 days or less.
Short-term investments (or the issuers of such securities) will carry a rating in the highest rating categories of at least one nationally recognized statistical rating organization (e.g., A-1, P-1 or F1 or better by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”), respectively), or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment. Long-term investments (or the issuers of such securities) will carry a rating of A-, A3 or A- or better by S&P, Moody’s or Fitch, respectively, or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.